Mezzanine Equity and Stockholders' Deficit - Authorized Shares (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000	1,000
Adagio Medical Inc
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Shares authorized	11,534,892	11,534,892
Common stock, shares authorized	6,594,946	6,594,946	6,594,946
Convertible preferred stock, shares authorized	4,939,946	4,939,946	4,939,946